Offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 56,658,066	₩ 56,232,642
Gross amounts of recognized financial liabilities set off in the statement of financial position	27,771,909	31,904,192
Net amounts of financial assets presented in the statement of financial position	28,886,157	24,328,450
Related amounts not set off in the statement of financial position (Financial instruments)	20,629,246	18,655,591
Related amounts not set off in the statement of financial position (Cash collateral received)	26,638	318,813
Net amount	8,230,273	5,354,046
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	9,207,333	9,131,559
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,268,779	1,535,615
Net amounts of financial assets presented in the statement of financial position	7,938,554	7,595,944
Related amounts not set off in the statement of financial position (Financial instruments)	6,746,640	5,626,795
Related amounts not set off in the statement of financial position (Cash collateral received)	26,638	318,813
Net amount	1,165,276	1,650,336
Bonds purchased under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	12,945,380	12,861,514
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	12,945,380	12,861,514
Related amounts not set off in the statement of financial position (Financial instruments)	12,557,025	12,312,131
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	388,355	549,383
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	1,827,066	850,188
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	1,827,066	850,188
Related amounts not set off in the statement of financial position (Financial instruments)	1,246,157	633,407
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	580,909	216,781
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	32,647,367	33,367,006
Gross amounts of recognized financial liabilities set off in the statement of financial position	26,502,611	30,367,425
Net amounts of financial assets presented in the statement of financial position	6,144,756	2,999,581
Related amounts not set off in the statement of financial position (Financial instruments)	74,552	79,882
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	6,070,204	2,919,699
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	22,906	15,568
Gross amounts of recognized financial liabilities set off in the statement of financial position	519	1,152
Net amounts of financial assets presented in the statement of financial position	22,387	14,416
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	22,387	14,416
Insurance receivables
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	8,014	6,807
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	8,014	6,807
Related amounts not set off in the statement of financial position (Financial instruments)	4,872	3,376
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 3,142	₩ 3,431